     As Filed with the Securities and Exchange Commission On April 19, 2005

                                              File Nos. 333-60789 and 811-08941

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933(X)

                        Pre-Effective Amendment No.___( )

                       Post-Effective Amendment No. 15 (X)
                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                             COMPANY ACT OF 1940(X)

                              Amendment No. 18 (X)

                             THE VANTAGEPOINT FUNDS
               (Exact Name of Registrant as Specified in Charter)

         777 North Capitol Street, NE Ste 600, Washington, DC 20002-4240
               (Address of Principal Executive Offices) (Zip Code)

                                 (202) 962-4621
              (Registrant's Telephone Number, Including Area Code)

                          Paul F. Gallagher, Secretary
                     777 North Capitol Street, NE, Ste. 600
                              Washington, DC 20002
               (Name and Address of Agent for Service of Process)


                          With Copies to:
                          Kathryn B. McGrath, Esq.
                          Crowell & Moring LLP
                          1001 Pennsylvania Avenue N.W.
                          Washington, D.C. 20004


It is proposed that this filing will become effective (check appropriate box):

             immediately upon filing pursuant to paragraph (b) of rule 485
         --
          X  on April 29, 2005 pursuant to paragraph (b) of rule 485
         --
             60 days after filing pursuant to paragraph (a)(1) of rule 485
         --
             on (date)  pursuant to paragraph (a)(1) of rule 485
         --
             75 days after filing pursuant to paragraph (a)(2) of rule 485
         --
             on (date) pursuant to paragraph (a)(2) of rule 485
         --

If appropriate, check the following box:

X This post-effective amendment designates a new effective date for a -- previously-filed post-effective amendment.

                                EXPLANATORY NOTE

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 15 to the Registration Statement for The Vantagepoint Funds (the "Registrant") is being filed solely for the purpose of delaying the effectiveness of Post-Effective Amendment No. 14, which was filed pursuant to Rule 485(a)(1) on February 23, 2005. Accordingly, the contents of Post-Effective Amendment No. 14, consisting of Part A (the Prospectuses for the Registrant), Part B (the Statement of Additional Information for the Registrant), Part C (Other Information) and all Exhibits included in Post-Effective Amendment No. 14, are incorporated by reference in their entirety into this filing. As stated on the cover page to this filing, this Post-Effective Amendment No. 15 is intended to become effective on April 29, 2005.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under the Securities Act and has duly caused this Post-Effective Amendment No. 15 to be signed on its behalf by the undersigned, thereunto duly authorized, in Washington, the District of Columbia on the 19th day of April, 2005.

                                                     THE VANTAGEPOINT FUNDS

                                                      /s/ Joan McCallen
                                                      -------------------------
                                                      Joan McCallen, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been duly signed below by the following persons in the capacities and on the date indicated.



         Signatures                         Title                               Date
         ----------                         -----                               ----

/s/ Joan McCallen                           President                           April 19, 2005
---------------------------
Joan McCallen

/s/ Gerard P. Maus                          Treasurer & Chief                   April 19, 2005
---------------------------
Gerard P. Maus                                Financial Officer

         *                                  Director                            April 19, 2005
---------------------------
Peter Meenan

         *                                  Director                            April 19, 2005
---------------------------
N. Anthony  Calhoun

         *                                  Director                            April 19, 2005
---------------------------
Donna Gilding

         *                                  Director                            April 19, 2005
---------------------------
Arthur Lynch

         *                                  Director                            April 19, 2005
---------------------------
Eddie Moore

         *                                  Director                            April 19, 2005
---------------------------
Alison Rudolf

         *                                  Director                            April 19, 2005
---------------------------
Robin L Wiessmann



*By /s/ Paul Gallagher
    -----------------
    Paul F. Gallagher
    Attorney-in-Fact